Finance Lease Right-of-Use Assets, Net	12 Months Ended
Jun. 30, 2024
Finance Lease Right-of-Use Assets, Net [Abstract]
FINANCE LEASE RIGHT-OF-USE ASSETS, NET

NOTE 9 – FINANCE LEASE RIGHT-OF-USE ASSETS, NET

Finance lease right -of-use assets, net were as follows as of June 30, 2024 and 2023:

	2023	Increase/ (Decrease)	Exchange rate translation	2024
Company vehicles	$1,660,716	$(1,684,234)	$23,518	$-
Less: accumulated amortization	(788,840)	800,011	(11,171)	-
Right-of-use assets, net	$871,876	$(884,223)	$12,347	$-

The finance lease right-of-use asset is amortized over a 10-year period. The amortization period is 10 years and the discount rate used is 4.9%. On July 1, 2023, the Company terminated the finance lease contract for vehicles with the lessor.